Revenues - License and Collaboration Agreement (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 23, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue from license and collaboration agreements
Revenue from external customers		$ 532,874	$ 202,047
License and collaboration agreement with Takeda Pharmaceutical
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received	$ 1,130,000
Upfront payment		400,000
Percentage of transaction price allocated to licenses	62.00%
Percentage of transaction price allocated to other performance obligations	38.00%
Revenue from external customers		269,057
License and collaboration agreement with Takeda Pharmaceutical | Licensing-from upfront payment
Revenue from license and collaboration agreements
Revenue from external customers		250,070
License and collaboration agreement with Takeda Pharmaceutical | Services-collaboration research and development-from deferred upfront payment
Revenue from license and collaboration agreements
Revenue from external customers		8,615
License and collaboration agreement with Takeda Pharmaceutical | Services-collaboration research and development-cost reimbursements
Revenue from license and collaboration agreements
Revenue from external customers		$ 10,372